Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2024
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share

22 Earnings (loss) per share

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Net income attributable to Company shareholders	1,354,019	(215,544)	692,922	117,336
Weighted average - common shares outstanding	2,218,116,370	2,218,116,370	2,218,116,370	2,218,116,370

Basic and diluted earnings (loss) per share - (US$)	0.61	(0.10)	0.31	0.05